International operations (Tables)	12 Months Ended
Dec. 31, 2025
Segments, Geographical Areas [Abstract]
Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations
Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		Europe, the Middle East and Africa		Asia-Pacific region	Other			Total
2025
	Total assets at period end (a)	$84,535	(b)	$8,044	$1,714	$94,293	$378,007	$472,300
	Total revenue	4,565	(b)	1,393	1,126	7,084	12,996	20,080
	Income before income taxes	1,686		746	705	3,137	3,921	7,058
	Net income	1,281		567	536	2,384	3,199	5,583
2024
	Total assets at period end (a)	$73,111	(b)	$8,665	$1,732	$83,508	$332,556	$416,064
	Total revenue	4,272	(b)	1,272	1,006	6,550	12,069	18,619
	Income before income taxes	1,664		710	645	3,019	2,829	5,848
	Net income	1,270		542	492	2,304	2,239	4,543
2023
	Total assets at period end (a)	$76,297	(b)	$9,617	$1,687	$87,601	$322,276	$409,877
	Total revenue	4,112	(b)	1,281	893	6,286	11,411	17,697
	Income before income taxes	1,367		707	569	2,643	1,640	4,283
	Net income	1,057		547	440	2,044	1,260	3,304
(a)    Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the U.S.
(b)    Includes assets of approximately $36.2 billion, $30.3 billion and $29.1 billion and revenue of approximately $2.8 billion, $2.7 billion and $2.4 billion in 2025, 2024 and 2023, respectively, of international operations domiciled in the UK, which is 8%, 7% and 7% of total assets and 14%, 14% and 14% of total revenue, respectively.